Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 153,642	$ 153,261
Marketable securities	13,597	19,152
Accounts receivable, net	98,995	105,336
Inventories	164,600	166,339
Prepaid expenses	5,916	5,333
Deferred income taxes	40,756	32,026
Other current assets	23,027	16,143
Total current assets	500,533	497,590
Property, plant and equipment, net	160,284	158,247
Goodwill	57,920	54,172
Intangible assets, net	17,731	16,501
Marketable securities	4,502	17,193
Deferred income taxes	3,688	4,125
Other assets	9,922	7,411
Total assets	754,580	755,239
Current liabilities:
Accounts payable	11,651	15,862
Accrued expenses and other current liabilities	55,831	54,409
Current portion of long-term obligations	8,508	1,033
Total current liabilities	75,990	71,304
Long-term debt and capital lease obligations	166,792	201,766
Deferred income taxes	11,589	5,705
Other liabilities	31,745	5,492
Total liabilities	286,116	284,267
Commitments and contingencies (Note 18)
Stockholders' equity:
Common stock, $.01 par value, authorized: 100,000,000 shares; issued and outstanding: 39,306,118 shares at December 31, 2011 and 39,171,501 shares at December 31, 2010	384	379
Additional paid-in capital	395,840	390,098
Accumulated other comprehensive income	19,061	22,173
Retained earnings	53,179	58,322
Total stockholders' equity	468,464	470,972
Total liabilities and stockholders' equity	$ 754,580	$ 755,239